Interest and Finance Costs, net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Derivatives Fair Value [Line Items]
Number of floating-to-fixed interest rate swaps	9
Notional amount of floating-to-fixed interest rate swaps	$ 346,667
Fixed interest rate	2.44%
Floating rate basis	six-month LIBOR
Change in fair value of non-hedging financial instruments	$ 4,672	$ 9,116	$ (5,003)
Number of bunker swap agreements entered into	3
Fair value of bunker swap agreement	$ 2,479
Number of bunker call option agreements held	5	12
Fair value of bunker call option agreements	$ 1,307	$ 154
Outstanding balance of the loan facility	1,766,043	1,400,094
Extinguishment of Debt, Gain (Loss), Net of Tax	$ 0	3,208	$ 0
Vessels Socrates and Selecao
Derivatives Fair Value [Line Items]
Repayments Of Debt		46,488
Outstanding balance of the loan facility		49,800
Extinguishment of Debt, Gain (Loss), Net of Tax		3,208
First
Derivatives Fair Value [Line Items]
Maturity date	May 31, 2018
Last
Derivatives Fair Value [Line Items]
Maturity date	Jan. 31, 2023
Designated As Hedging Instrument
Derivatives Fair Value [Line Items]
Fair value of hedging interest rate swaps	$ (1,030)	$ (7,847)
Net amount of cash flow hedge losses to be reclassified into earnings within 12 months	2,808
Not Designated As Hedging Instrument
Derivatives Fair Value [Line Items]
Number of floating-to-fixed interest rate swaps		1
Not Designated As Hedging Instrument | Interest Rate Swap
Derivatives Fair Value [Line Items]
Change in fair value of non-hedging financial instruments		$ 2,178
Not Designated As Hedging Instrument | Bunker Call Option
Derivatives Fair Value [Line Items]
Change in fair value of non-hedging financial instruments	$ 1,153	$ 154